Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	Fantex, Inc.
Entity Central Index Key	0001573683
Document Type	S-1
Pre-Effective Amendment Number	3
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company